Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Jun. 30, 2021
Provision For Environmental Rehabilitation [Abstract]
Disclosure of Rates Used in Calculation of Provision	The following rates were used in the calculation of the provision:

%	2021	2020	2019
South African operations
Inflation rate
– short term (Year 1)	5.11	4.50	5.25
– short term (Year 2)	4.99	4.50	5.25
– long term (Year 3 onwards)	5.25	5.00	5.25
Discount rates
– 12 months	4.90	3.90	6.50
– one to five years	7.30	5.55	6.85
– six to nine years	9.00	8.20	8.50
– ten years or more	10.30	10.95	9.60
PNG operations
Inflation rate	6.28	6.28	5.00
Discount rate	5.50	5.50	6.25

Reconciliation of the total liability for environmental rehabilitation
The following is a reconciliation of the total provision for environmental rehabilitation:

	SA Rand
Figures in million	2021	2020
Balance at beginning of year	3 408	3 054
Change in estimate – Balance sheet[1]	(774)	(48)
Change in estimate – Income statement	135	47
Utilisation of provision	(15)	(47)
Time value of money and inflation component of rehabilitation costs	296	194
Acquisitions[2]	1 856	—
Translation	(244)	208
Balance at end of year	4 662	3 408
[1] The extension of the life-of-mine for Moab Khotsong following the approval of the Zaaiplaats project impacted the discounting of the cash flows, which reduced the provision at 30 June 2021. Also contributing to the movement are the changes applied to the assumptions for Mponeng and the VR and WW closure businesses following the acquisition.
[2] This relates to the acquisition of Mponeng operations and related assets.

Disclosure of Future Net Undiscounted Obligation
While the ultimate amount of rehabilitation costs to be incurred in the future is uncertain, the group has estimated that, based on current environmental and regulatory requirements, the total undiscounted cost for the operations, in current monetary terms, is as follows:

SA Rand
Figures in million	2021	2020
Future net undiscounted obligation
Ultimate estimated rehabilitation cost	6 959	4 600
Amounts invested in environmental trust funds (refer to note 17)	(5 064)	(3 513)
Total future net undiscounted obligation	1 895	1 087